Fair Value Measurements - Summary of The Company's Financial Assets That Are Measured At Fair Value On A Recurring Basis (Detail)	Feb. 05, 2021 USD ($)
Assets
Assets Held-in-trust, Noncurrent	$ 200,000,000
Fair Value, Recurring [Member] | Level 1 [Member]
Assets
Assets Held-in-trust, Noncurrent	200,000,000
Fair Value, Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities
Warrants	5,866,667
Fair Value, Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities
Warrants	$ 230,658